Stock-Based Compensation - Summary of Stock Options Activity under Plans (Detail) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Share-based Payment Arrangement [Abstract]
Stock Options Outstanding Balance | shares	2,561,866	2,537,299
Stock Options Outstanding Options granted | shares	1,757,170	518,631
Stock Options Outstanding Options exercised | shares	(505,852)	(338,834)
Stock Options Outstanding Options forfeited/canceled | shares	(281,607)	(131,765)
Stock Options Outstanding Options expired | shares		(23,465)
Stock Options Outstanding Balance | shares	3,531,577	2,561,866
Stock Options Outstanding Vested and exercisable | shares	1,674,215	1,894,193
Stock Options Outstanding Vested and expected to vest | shares	3,531,577	2,475,261
Weighted average Exercise Price Balance | $ / shares	$ 9.01	$ 7.21
Weighted average Exercise Price Options granted | $ / shares	10.23	14.08
Weighted average Exercise Price Options exercised | $ / shares	1.14	1.62
Weighted-Average Exercise Price Options forfeited/cancelled | $ / shares	11.31	15.46
Weighted average Exercise Price Options expired | $ / shares		12.35
Weighted average Exercise Price Balance | $ / shares	9.01	9.01
Weighted average Exercise Price Vested and exercisable | $ / shares	7.98	6.89
Weighted average Exercise Price Vested and expected to vest | $ / shares	$ 9.01	$ 8.81
Weighted-Average Remaining Contractual Term (in years) Balance	7 years 8 months 1 day	5 years 9 months 14 days
Weighted-Average Remaining Contractual Term (in years) Vested and expected to vest	7 years 7 months 20 days	5 years 7 months 28 days
Weighted-Average Remaining Contractual Term (in years) Vested and exercisable	5 years 9 months 21 days	4 years 8 months 8 days
Aggregate Intrinsic Value Balance | $	$ 3,965	$ 8,705
Aggregate Intrinsic Value Vested and expected to vest | $	3,965	8,705
Aggregate Intrinsic Value Vested and exercisable | $	$ 3,744	$ 8,705